Appendix I: Scope of Consolidation - Main Consolidated Companies of the Telefonica Group (Details)
€ in Millions, ₨ in Millions, лв in Millions, дин in Millions, £ in Millions, kr in Millions, kr in Millions, kr in Millions, VEF in Millions, SFr in Millions, S/ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 VEF	Dec. 31, 2023 COP ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 UYU ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 BGN (лв)	Dec. 31, 2023 INR (₨)	Dec. 31, 2023 SEK (kr)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 DKK (kr)	Dec. 31, 2023 NOK (kr)	Dec. 31, 2023 RSD (дин)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of subsidiaries [line items]
Equity	€ 27,096																		€ 31,708	€ 28,684	€ 18,260
Investments accounted for by the equity method	8,590																		€ 11,587
Telefónica de España, S.A.U. Telecommunications service provider
Disclosure of subsidiaries [line items]
Equity	€ 1,024
Proportion of ownership interest (as a percent)	100.00%
Telefónica Móviles España, S.A.U. Wireless communications services provider
Disclosure of subsidiaries [line items]
Equity	€ 209
Proportion of ownership interest (as a percent)	100.00%
Teleinformática y Comunicaciones, S.A.U. (Telyco) Promotion, marketing and distribution of telephone and telematic equipment and services
Disclosure of subsidiaries [line items]
Equity	€ 8
Proportion of ownership interest (as a percent)	100.00%
Telefónica Soluciones de Informática y Com. de España S.A.U. Telecommunications systems, networks and infrastructure engineering
Disclosure of subsidiaries [line items]
Equity	€ 2
Proportion of ownership interest (as a percent)	100.00%
Telefónica Soluciones de Outsourcing, S.A.U. Promotion and networks management
Disclosure of subsidiaries [line items]
Equity	€ 1
Proportion of ownership interest (as a percent)	100.00%
Telefónica Servicios Integrales de Distribución S.A.U. Logistic service provider
Disclosure of subsidiaries [line items]
Equity	€ 2
Proportion of ownership interest (as a percent)	100.00%
Telefónica España Filiales, S.A.U. Organization and operation of multimedia service-related business
Disclosure of subsidiaries [line items]
Equity	€ 226
Proportion of ownership interest (as a percent)	100.00%
Telefónica Servicios Audiovisuales, S.A.U. Provision of all type of audiovisual telecommunications services
Disclosure of subsidiaries [line items]
Equity	€ 6
Proportion of ownership interest (as a percent)	100.00%
Telefónica Broadcast Services, S.L.U. DSNG-based transmission and operation services
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
TBSC Barcelona Producciones, S.L.U. Provision of audiovisual telecommunications services
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Audiovisual Digital, S.L.U. Provision of all type of audiovisual telecommunications services
Disclosure of subsidiaries [line items]
Equity	€ 46
Proportion of ownership interest (as a percent)	100.00%
Telefónica Global Technology, S.A.U. Global management and operation of IT systems
Disclosure of subsidiaries [line items]
Equity	€ 16
Proportion of ownership interest (as a percent)	100.00%
Telefónica Educación Digital, S.L.U. Vertical e-learning portal
Disclosure of subsidiaries [line items]
Equity	€ 1
Proportion of ownership interest (as a percent)	100.00%
Bluevia Fibra, S.L. Operations and exploitation of FTTH network and other connectivity services.
Disclosure of subsidiaries [line items]
Equity	€ 68
Proportion of ownership interest (as a percent)	55.00%
Bluevia Fibra, S.L. Operations and exploitation of FTTH network and other connectivity services. | Telefónica España Filiales, S.A
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	30.00%
Bluevia Fibra, S.L. Operations and exploitation of FTTH network and other connectivity services. | Telefónica Infra, S.L.U. Sociedad holding
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	25.00%
Solar360 Soluciones de Instalacion y Mantenimiento S.L. Marketing and management in the installation, sale and maintenance of photovoltaic equipment
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	51.00%
Telefónica Ingeniería de Seguridad, S.A.U. Security services and systems
Disclosure of subsidiaries [line items]
Equity	€ 8
Proportion of ownership interest (as a percent)	100.00%
Telefónica Deutschland Holding, A.G.
Disclosure of subsidiaries [line items]
Equity	€ 2,975
Proportion of ownership interest (as a percent)	82.43%
Telefónica Deutschland Holding, A.G. | Telefónica Germany Holdings Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	69.22%
Telefónica Deutschland Holding, A.G. | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	13.20%
Telefónica Germany GmbH & Co. OHG Wireless communications services operator
Disclosure of subsidiaries [line items]
Equity	€ 51
Proportion of ownership interest (as a percent)	82.43%
Telefónica Germany GmbH & Co. OHG Wireless communications services operator | Telefónica Deutschland Holding A.G.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	82.42%
Telefónica Germany GmbH & Co. OHG Wireless communications services operator | T Germany Management GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.01%
E-Plus Service GmbH Wireless communications services operator
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	82.43%
Telefónica Germany Business Sales GmbH Technological and consulting services in Big Data provider
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	82.43%
O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	82.43%
Telefónica Brazil
Disclosure of subsidiaries [line items]
Equity | R$		R$ 63,571
Proportion of ownership interest (as a percent)	75.29%
Telefónica Brazil | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	38.39%
Telefónica Brazil | Telefónica Latinoamérica Holding, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	36.85%
Telefónica Brazil | Telefónica Chile, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.06%
Terra Networks Brasil, Ltda. ISP and portal
Disclosure of subsidiaries [line items]
Equity | R$		159
Proportion of ownership interest (as a percent)	75.29%
Telefônica Infraestructura e Segurança Ltda. Servicios y sistemas de seguridad
Disclosure of subsidiaries [line items]
Equity | R$		309
Proportion of ownership interest (as a percent)	75.29%
Vivo ventures fundo de investimento em participacoes multiestrategia. Investment funds
Disclosure of subsidiaries [line items]
Equity | R$		100
Proportion of ownership interest (as a percent)	75.78%
Vivo ventures fundo de investimento em participacoes multiestrategia. Investment funds | Telefônica Brasil, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	73.78%
Vivo ventures fundo de investimento em participacoes multiestrategia. Investment funds | Telefonica Open Innovation S.L.U. Talent identification and development in ICT.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	2.00%
Vale Saúde, Administradora de Cartões Ltda. Provision of health services
Disclosure of subsidiaries [line items]
Equity | R$		7
Proportion of ownership interest (as a percent)	75.29%
Telefónica Hispanoamérica, S.A.U. Sociedad holding
Disclosure of subsidiaries [line items]
Equity	€ 97
Proportion of ownership interest (as a percent)	100.00%
TLH Holdco, S.L.U. Sociedad holding
Disclosure of subsidiaries [line items]
Equity	€ 87
Proportion of ownership interest (as a percent)	100.00%
Telefónica Venezolana, C.A. Wireless communications operator
Disclosure of subsidiaries [line items]
Equity | VEF			VEF 1,375
Proportion of ownership interest (as a percent)	100.00%
Telefónica Venezolana, C.A. Wireless communications operator | Telefónica Hispanoamérica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	97.13%
Telefónica Venezolana, C.A. Wireless communications operator | Comtel Comunicaciones Telefónicas, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	2.87%
Telefónica Colombia
Disclosure of subsidiaries [line items]
Equity | $				$ 3,410
Proportion of ownership interest (as a percent)	67.50%
Operaciones Tecnológicas y Comerciales S.A.S Communications services operator
Disclosure of subsidiaries [line items]
Equity | $				3,330
Proportion of ownership interest (as a percent)	67.50%
Pegaso Pcs S.A. de C.V. Communications services operator
Disclosure of subsidiaries [line items]
Equity | $					$ 2,041
Proportion of ownership interest (as a percent)	100.00%
Pegaso Pcs S.A. de C.V. Communications services operator | Telefónica Hispanoamérica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	99.98%
Pegaso Pcs S.A. de C.V. Communications services operator | Celular de Telefonía S.A. de CV.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.02%
Terra Networks México, S.A. de C.V. ISP, portal and real-time financial information services
Disclosure of subsidiaries [line items]
Equity | $					305
Proportion of ownership interest (as a percent)	100.00%
Fisatel México, S.A. de C.V. SOFOM E.N.R. Integrated cash mangement, consulting and financial support for Group companies
Disclosure of subsidiaries [line items]
Equity | $					3,505
Proportion of ownership interest (as a percent)	100.00%
Fisatel México, S.A. de C.V. SOFOM E.N.R. Integrated cash mangement, consulting and financial support for Group companies | Telefónica Hispanoamérica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	99.99%
Fisatel México, S.A. de C.V. SOFOM E.N.R. Integrated cash mangement, consulting and financial support for Group companies | Pegaso Pcs S.A. de C.V. Communications services operator
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.01%
Otecel, S.A. Wireless communications services provider
Disclosure of subsidiaries [line items]
Equity | $						$ 183
Proportion of ownership interest (as a percent)	100.00%
Telefónica de Argentina, S.A. Telecommunications service provider
Disclosure of subsidiaries [line items]
Equity | $							$ 679,830
Proportion of ownership interest (as a percent)	100.00%
Telefónica de Argentina, S.A. Telecommunications service provider | Telefónica Móviles Argentina, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	79.06%
Telefónica de Argentina, S.A. Telecommunications service provider | TLH Holdco, S.L.U. Sociedad holding
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	20.94%
Telefónica Móviles Argentina, S.A. Telecommunications service provider
Disclosure of subsidiaries [line items]
Equity | $							84,706
Proportion of ownership interest (as a percent)	100.00%
Telefónica Móviles Chile, S.A. Wireless communications services operator
Disclosure of subsidiaries [line items]
Equity | $								$ 1,631,069
Proportion of ownership interest (as a percent)	100.00%
Telefónica Móviles Chile, S.A. Wireless communications services operator | Telefónica Hispanoamérica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.86%
Telefónica Móviles Chile, S.A. Wireless communications services operator | Inversiones Telefónica Internacional Holding SpA.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	99.14%
Telefónica Chile, S.A. Local and international long distance telephony services provider
Disclosure of subsidiaries [line items]
Equity | $								874,772
Proportion of ownership interest (as a percent)	99.39%
Telefónica Chile Holdings, S.L.U. Holding Company
Disclosure of subsidiaries [line items]
Equity | $								0
Proportion of ownership interest (as a percent)	100.00%
Telefónica del Perú, S.A.A. Local, domestic and international long distance telephone service provider
Disclosure of subsidiaries [line items]
Equity | S/									S/ 2,638
Proportion of ownership interest (as a percent)	99.15%
Media Networks Latin America, S.A.C Telecommunications research activities and proyects
Disclosure of subsidiaries [line items]
Equity | S/									158
Proportion of ownership interest (as a percent)	100.00%
Telefónica Móviles del Uruguay, S.A. Wireless communications and services operator
Disclosure of subsidiaries [line items]
Equity | $										$ 1,107
Proportion of ownership interest (as a percent)	100.00%
Telefónica Infra, S.L.U. Sociedad holding
Disclosure of subsidiaries [line items]
Equity	€ 12
Proportion of ownership interest (as a percent)	100.00%
Telefónica Infra Germany GmbH Broadband telecommunications operator
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica O2 Holdings Ltd. Holding company
Disclosure of subsidiaries [line items]
Equity | £											£ 9
Proportion of ownership interest (as a percent)	100.00%
Telefónica O2 Holdings Ltd. Holding company | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	99.99%
Telefónica O2 Holdings Ltd. Holding company | Telefónica Capital S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.01%
MmO2 Ltd. Holding company
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
O2 International Holdings Ltd. Holding company
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Germany Holdings Ltd. Holding company
Disclosure of subsidiaries [line items]
Equity	€ 3,463
Proportion of ownership interest (as a percent)	100.00%
O2 (Europe) Ltd. Holding company
Disclosure of subsidiaries [line items]
Equity	€ 6,895
Proportion of ownership interest (as a percent)	100.00%
Telefónica International Holding, B.V Holding company
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Latinoamérica Holding, S.L.U. Sociedad holding
Disclosure of subsidiaries [line items]
Equity	€ 291
Proportion of ownership interest (as a percent)	100.00%
Telefónica Global Solutions, S.L.U. International service provider
Disclosure of subsidiaries [line items]
Equity	€ 1
Proportion of ownership interest (as a percent)	100.00%
Telefonica Global Solutions USA, Inc. Provision of telecommunications services
Disclosure of subsidiaries [line items]
Equity | $						202
Proportion of ownership interest (as a percent)	100.00%
Telefónica Global Solutions Germany GmbH. International service provider
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Global Solutions México, S.A. de C.V. Carrying out research activities and projects in the field of telecommunications
Disclosure of subsidiaries [line items]
Equity | $					38
Proportion of ownership interest (as a percent)	100.00%
Telefónica Innovación Digital, S.L.U. Desarrollo de actividades y servicios en el área de telecomunicaciones. Sociedad de cartera
Disclosure of subsidiaries [line items]
Equity	€ 28
Proportion of ownership interest (as a percent)	100.00%
Telefónica Digital Ltd. Developer Telco Services
Disclosure of subsidiaries [line items]
Equity | £											45
Proportion of ownership interest (as a percent)	100.00%
Telefonica Open Innovation S.L.U. Talent identification and development in ICT.
Disclosure of subsidiaries [line items]
Equity	€ 2
Proportion of ownership interest (as a percent)	100.00%
Wayra Chile Tecnología e Innovación SpA Technological innovation based business project development
Disclosure of subsidiaries [line items]
Equity | $								29,899
Proportion of ownership interest (as a percent)	100.00%
Wayra Brasil Desenvolvedora e Apoiadora de Projetos Ltda Technological innovation based business project development
Disclosure of subsidiaries [line items]
Equity | R$		52
Proportion of ownership interest (as a percent)	100.00%
Wayra Brasil Desenvolvedora e Apoiadora de Projetos Ltda Technological innovation based business project development | Telefonica Open Innovation S.L.U. Talent identification and development in ICT.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	99.99%
Wayra Brasil Desenvolvedora e Apoiadora de Projetos Ltda Technological innovation based business project development | Telefónica Innovación Digital, S.L.U. Desarrollo de actividades y servicios en el área de telecomunicaciones. Sociedad de cartera
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.01%
WY Telecom, S.A. de C.V. Talent identification and development in ICT
Disclosure of subsidiaries [line items]
Equity | $					134
Proportion of ownership interest (as a percent)	100.00%
WY Telecom, S.A. de C.V. Talent identification and development in ICT | Telefonica Open Innovation S.L.U. Talent identification and development in ICT.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	99.99%
WY Telecom, S.A. de C.V. Talent identification and development in ICT | Telefónica Innovación Digital, S.L.U. Desarrollo de actividades y servicios en el área de telecomunicaciones. Sociedad de cartera
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.01%
Wayra Argentina, S.A. Talent identification and development in ICT
Disclosure of subsidiaries [line items]
Equity | $							3,500
Proportion of ownership interest (as a percent)	100.00%
Wayra Argentina, S.A. Talent identification and development in ICT | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	5.00%
Wayra Argentina, S.A. Talent identification and development in ICT | Telefonica Open Innovation S.L.U. Talent identification and development in ICT.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	95.00%
Wayra Colombia, S.A.S. Technological innovation based business project development
Disclosure of subsidiaries [line items]
Equity | $				2,304
Proportion of ownership interest (as a percent)	100.00%
Proyecto Wayra, C.A. Commercial, industrial and mercantile activities
Disclosure of subsidiaries [line items]
Equity | VEF			VEF 9
Proportion of ownership interest (as a percent)	100.00%
Wayra Perú Aceleradora de Proyectos, S.A.C. Technological innovation based business project development
Disclosure of subsidiaries [line items]
Equity | S/									28
Proportion of ownership interest (as a percent)	100.00%
Wayra UK Ltd. Technological innovation based business project development
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Terra Networks Peru S.A.
Disclosure of subsidiaries [line items]
Equity | S/									10
Proportion of ownership interest (as a percent)	100.00%
Terra Networks Argentina S.A.
Disclosure of subsidiaries [line items]
Equity | $							$ 132
Proportion of ownership interest (as a percent)	100.00%
Terra Networks Argentina S.A. | Telefónica Latinoamérica Holding, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	99.99%
Terra Networks Argentina S.A. | Telefónica International Holding, B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.01%
Telfisa Global
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Global Activities
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Global Services
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Global Roaming
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Group 3G UMTS Holding
Disclosure of subsidiaries [line items]
Equity	€ 250
Proportion of ownership interest (as a percent)	100.00%
Telefonica Compras Electronicas
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Iot & Big Data Tech S.A.
Disclosure of subsidiaries [line items]
Equity	€ 1
Proportion of ownership interest (as a percent)	100.00%
Geprom Software Engineering S.L.
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Geprom Software Engineering S.A.
Disclosure of subsidiaries [line items]
Equity | $					0
Proportion of ownership interest (as a percent)	100.00%
TIS Hispanoamerica, S.L.
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Capital
Disclosure of subsidiaries [line items]
Equity	€ 7
Proportion of ownership interest (as a percent)	100.00%
Lotca Servicios Integrales
Disclosure of subsidiaries [line items]
Equity	€ 17
Proportion of ownership interest (as a percent)	100.00%
Fonditel Pensiones, Entidad Gestora de Fondos de Pensiones
Disclosure of subsidiaries [line items]
Equity	€ 16
Proportion of ownership interest (as a percent)	70.00%
Fonditel Gestion, Soc. Gestora de Instituciones de Inversion Colectiva
Disclosure of subsidiaries [line items]
Equity	€ 2
Proportion of ownership interest (as a percent)	100.00%
Telefonica Luxembourg Holding
Disclosure of subsidiaries [line items]
Equity	€ 3
Proportion of ownership interest (as a percent)	100.00%
Nova Casiopea RE
Disclosure of subsidiaries [line items]
Equity	€ 15
Proportion of ownership interest (as a percent)	100.00%
Telefonica Seguros y Reaseguros Compañia Aseguradora
Disclosure of subsidiaries [line items]
Equity	€ 24
Proportion of ownership interest (as a percent)	100.00%
Telefonica Finanzas S.A.U.
Disclosure of subsidiaries [line items]
Equity	€ 3
Proportion of ownership interest (as a percent)	100.00%
Telefonica Correduria de Seguros y Reaseguros Compañia de Mediacion
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Correduria de Seguros y Reaseguros Compañia de Mediacion | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	16.67%
Telefonica Correduria de Seguros y Reaseguros Compañia de Mediacion | Telefónica Finanzas, S.A.U. (TELFISA)
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	83.33%
Telefonica Europe, B.V.
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Participaciones, S.A.U. Financial debt instrument issuer
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Emisiones S.A.U.
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Alianca Atlantica Holding B.V.
Disclosure of subsidiaries [line items]
Equity	€ 40
Proportion of ownership interest (as a percent)	87.65%
Alianca Atlantica Holding B.V. | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Alianca Atlantica Holding B.V. | Telefônica Brasil, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	37.65%
Telefónica Serviços Empresariais do BRASIL, Ltda.
Disclosure of subsidiaries [line items]
Equity | R$		63
Proportion of ownership interest (as a percent)	100.00%
Telefónica Gestión Integral de Edificios y Servicios S.L.
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
O2 Worldwide Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Servicios Globales S.L.
Disclosure of subsidiaries [line items]
Equity	€ 1
Proportion of ownership interest (as a percent)	100.00%
Telefonica Holding Atticus, B.V.
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Soluciones de Criptografía, S.A.
Disclosure of subsidiaries [line items]
Equity	€ 1
Proportion of ownership interest (as a percent)	100.00%
Cryptography & Security Systems S.L.U.
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Centroamérica Inversiones ,S.L.
Disclosure of subsidiaries [line items]
Equity	€ 1
Proportion of ownership interest (as a percent)	60.00%
Telefónica Tech S.L.
Disclosure of subsidiaries [line items]
Equity	€ 67
Proportion of ownership interest (as a percent)	100.00%
Telefónica Cybersecurity & Cloud Tech SL.
Disclosure of subsidiaries [line items]
Equity	€ 34
Proportion of ownership interest (as a percent)	100.00%
Telefónica Cybersecurity & Cloud Tech Chile SpA.
Disclosure of subsidiaries [line items]
Equity | $								20,540
Proportion of ownership interest (as a percent)	100.00%
Telefónica Tech Inc.
Disclosure of subsidiaries [line items]
Equity | $						7
Proportion of ownership interest (as a percent)	100.00%
Audertis Audit Services S.L.
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Govertis Advisory Services S.L.
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Cybersecurity Tech Colombia S.A.S.
Disclosure of subsidiaries [line items]
Equity | $				406
Proportion of ownership interest (as a percent)	100.00%
Telefonica Cybersecurity Tech Mexico, S.A de C.V.
Disclosure of subsidiaries [line items]
Equity | $					48
Proportion of ownership interest (as a percent)	100.00%
Telefônica Cibersegurança e Tecnología do Brasil Ltda
Disclosure of subsidiaries [line items]
Equity | R$		26
Proportion of ownership interest (as a percent)	100.00%
Telefónica Cybersecurity & Cloud Tech Perú S.A.C
Disclosure of subsidiaries [line items]
Equity | S/									30
Proportion of ownership interest (as a percent)	100.00%
Telefonica Cybersecurity Tech Ecuador Tctech S.A.
Disclosure of subsidiaries [line items]
Equity | $						0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Cybersecurity Tech Ecuador Tctech S.A. | Otecel, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	99.00%
Telefonica Cybersecurity Tech Ecuador Tctech S.A. | Telefonica Global Solutions Ecuador TGSE, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	1.00%
Telefonica Cybersecurity & Cloud Tech Deutschland GmbH
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Acens Technologies
Disclosure of subsidiaries [line items]
Equity	€ 2
Proportion of ownership interest (as a percent)	100.00%
Altostratus Solutions, S.L.
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech UK & Ireland, Limited
Disclosure of subsidiaries [line items]
Equity | £											14
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech UK Holdings Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech UK TOG Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech UK Managed Services Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech UK Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech Northern Ireland Holdings Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech Communication & Collaboration Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech Northern Ireland Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech Ireland Limited
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech Ocean Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Perpetual Topco Limited
Disclosure of subsidiaries [line items]
Equity | £											4
Proportion of ownership interest (as a percent)	100.00%
Perpetual Midco Limited
Disclosure of subsidiaries [line items]
Equity | £											4
Proportion of ownership interest (as a percent)	100.00%
Perpetual Bidco Limited
Disclosure of subsidiaries [line items]
Equity | £											3
Proportion of ownership interest (as a percent)	100.00%
Incremental Group Holdings Limited
Disclosure of subsidiaries [line items]
Equity | £											1
Proportion of ownership interest (as a percent)	100.00%
Redspire Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Incremental Group Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Adatis Group Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Adatis Consulting Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Adatis BG LTD
Disclosure of subsidiaries [line items]
Equity | лв												лв 0
Proportion of ownership interest (as a percent)	100.00%
Adatis India Private Limited
Disclosure of subsidiaries [line items]
Equity | ₨													₨ 0
Proportion of ownership interest (as a percent)	100.00%
Adatis India Private Limited | Adatis Group Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	99.00%
Adatis India Private Limited | Adatis Consulting Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	1.00%
Adatis Managed Services Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Acceleration Holding GmbH
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Acceleration GmbH
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Enhancement GmbH
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Germany GmbH
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna AB (Sweden)
Disclosure of subsidiaries [line items]
Equity | kr														kr 0
Proportion of ownership interest (as a percent)	100.00%
BE-Terna Automation AG
Disclosure of subsidiaries [line items]
Equity | SFr															SFr 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna ApS (Denmark)
Disclosure of subsidiaries [line items]
Equity | kr																kr 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna B.V. (Netherlands)
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna GmbH (Leipzig)
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Austria GmbH
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna GmbH (Innsbruck)
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Pipol A/S
Disclosure of subsidiaries [line items]
Equity | kr																kr 1
Proportion of ownership interest (as a percent)	100.00%
BE-terna A/S (Norway)
Disclosure of subsidiaries [line items]
Equity | kr																	kr 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Business Solutions GmbH
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Industry Solutions GmbH
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna AG (Switzerland)
Disclosure of subsidiaries [line items]
Equity | SFr															SFr 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna SRL
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Adriatic
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Belgrade (Serbia)
Disclosure of subsidiaries [line items]
Equity | дин																		дин 13
Proportion of ownership interest (as a percent)	100.00%
BE-terna Ljubijana (Slovenia)
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Zagreb (Croatia)
Disclosure of subsidiaries [line items]
Equity	€ 2
Proportion of ownership interest (as a percent)	100.00%
Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
Equity	€ 260
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable América, S.A.
Disclosure of subsidiaries [line items]
Equity | $						291
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable España, S.L.U.
Disclosure of subsidiaries [line items]
Equity	€ 5
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable República Dominicana, S.A.S.
Disclosure of subsidiaries [line items]
Equity | $						6
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable República Dominicana, S.A.S. | Telxius Cable América, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	69.30%
Telxius Cable República Dominicana, S.A.S. | Telxius Cable España, S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.70%
Telxius Cable Argentina, S.A.
Disclosure of subsidiaries [line items]
Equity | $						78
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable Argentina, S.A. | Telxius Cable América, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	66.50%
Telxius Cable Argentina, S.A. | Telxius Cable España, S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	3.50%
Telxius Cable Panamá, S.A. Installation and operation of telecommunications networks for wholesalers
Disclosure of subsidiaries [line items]
Equity | $						10
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable Puerto Rico, Inc. High capacity optical fibre network communications services
Disclosure of subsidiaries [line items]
Equity | $						14
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable USA, Inc. High bandwidth communications services
Disclosure of subsidiaries [line items]
Equity | $						58
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable Ecuador, S.A. Sale of usage of data transmission capacity via an underwater optical fibre network
Disclosure of subsidiaries [line items]
Equity | $						5
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable Chile S.A.
Disclosure of subsidiaries [line items]
Equity | $						26
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable Guatemala, S.A.
Disclosure of subsidiaries [line items]
Equity | $						20
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable Perú, S.A.C.
Disclosure of subsidiaries [line items]
Equity | $						20
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system
Disclosure of subsidiaries [line items]
Equity | $						4
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system | Telxius Cable América, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	66.49%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system | Telxius Cable Chile S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	1.17%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system | Telxius Cable Perú, S.A.C.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	1.17%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system | Telxius Cable Guatemala, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	1.16%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system | Telxius Cable Argentina, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.01%
Telxius Cable Brasil Participaçoes, Ltda. Holding company
Disclosure of subsidiaries [line items]
Equity | $						62
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable Brasil, Ltda. Operation and deployment of telecommunications infrastructure
Disclosure of subsidiaries [line items]
Equity | $						74
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable Bolivia, S.A. Establishment and operation of any kind of communications infrastructure and/or network
Disclosure of subsidiaries [line items]
Equity | $						2
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable Bolivia, S.A. Establishment and operation of any kind of communications infrastructure and/or network | Telxius Cable América, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	68.60%
Telxius Cable Bolivia, S.A. Establishment and operation of any kind of communications infrastructure and/or network | Telxius Cable España, S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.70%
Telxius Cable Bolivia, S.A. Establishment and operation of any kind of communications infrastructure and/or network | Telxius Cable Argentina, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.70%
Telxius México, S.R.L. DE C.V
Disclosure of subsidiaries [line items]
Equity | $						0
Proportion of ownership interest (as a percent)	70.00%
Telxius México, S.R.L. DE C.V | Telxius Cable América, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	69.99%
Telxius México, S.R.L. DE C.V | Telxius Cable España, S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.01%
Telefónica Local Services GmbH Holding
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
VMO2
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method | £											0
FiBrasil Infraestructura e Fibra Ótica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	43.82%
Investments accounted for by the equity method | R$		189
FiBrasil Infraestructura e Fibra Ótica, S.A. | Telefónica Infra, S.L.U. Sociedad holding
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	25.00%
FiBrasil Infraestructura e Fibra Ótica, S.A. | Telefonica Brasil, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	18.82%
VivaE Educação Digital S.A
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	37.65%
Investments accounted for by the equity method | R$		26
HoldCo infraCo SpA
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	39.76%
Investments accounted for by the equity method | $								135,534
InfraCo, SpA
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	39.76%
Investments accounted for by the equity method | $								246,002
Telefónica Factoring España, S.A. Factoring
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 5
Telefónica Factoring Do Brasil, Ltd. Factoring services provider
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method | R$		R$ 5
Telefónica Factoring Do Brasil, Ltd. Factoring services provider | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	40.00%
Telefónica Factoring Do Brasil, Ltd. Factoring services provider | Telefónica Factoring España, S.A. Factoring
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	10.00%
Telefónica Factoring Mexico, S.A. de C.V. SOFOM ENR Factoring services provider
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method | $					$ 34
Telefónica Factoring Mexico, S.A. de C.V. SOFOM ENR Factoring services provider | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	40.50%
Telefónica Factoring Mexico, S.A. de C.V. SOFOM ENR Factoring services provider | Telefónica Factoring España, S.A. Factoring
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	9.50%
Telefónica Factoring Perú, S.A.C. Factoring services provider
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method | S/									6
Telefónica Factoring Perú, S.A.C. Factoring services provider | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	40.50%
Telefónica Factoring Perú, S.A.C. Factoring services provider | Telefónica Factoring España, S.A. Factoring
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	9.50%
Telefónica Factoring Colombia, S.A. Factoring services provider
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method | $				4,000
Telefónica Factoring Colombia, S.A. Factoring services provider | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	40.50%
Telefónica Factoring Colombia, S.A. Factoring services provider | Telefónica Factoring España, S.A. Factoring
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	9.50%
Telefónica Factoring Chile, SpA. Factoring services provider
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method | $								$ 547
Mobile Financial Services Holding SPRL Financial services
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method | $						$ 198
Mobile Financial Services Holding SPRL Financial services | Telefonica Internacional Holding, B.V
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	26.28%
Mobile Financial Services Holding SPRL Financial services | Telefonica Holding Atticus, B.V
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	23.72%
Telefónica Consumer Finance, Establecimiento Financiero de Crédito, S.A. Specialised credit institution
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 5
Movistar Consumer Finance Colombia SAS.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method | $				6,000
Alamo HoldCo S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	27.00%
Investments accounted for by the equity method	€ 0
Onnet Fibra Colombia S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	27.00%
Investments accounted for by the equity method | $				$ 56,307
Internet para todos, S.A.C.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	54.21%
Investments accounted for by the equity method | S/									S/ 364
Movistar Prosegur Alarmas
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 0
Prosegur Soluciones S.A.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 0
Buendía Estudios, S.L. Service provision related to film and video production activities
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 0
Buendia Estudios Uno, S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 0
Buendia Estudios Dos, S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 0
Buendía Estudios Canarias S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 0
Buendia Estudios Bizkaia, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 0
Solar360 de Repsol y Movistar S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 0
UGG TopCo/HoldCo General Partner GmbH.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	48.24%
Investments accounted for by the equity method	€ 0
UGG TopCo/HoldCo General Partner GmbH. | Telefónica Deutschland Holding A.G.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	8.24%
UGG TopCo/HoldCo General Partner GmbH. | Telefónica Infra Germany GmbH Broadband telecommunications operator
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	40.00%
UGG TopCo GmbH & Co KG
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	48.24%
Investments accounted for by the equity method	€ 0
UGG TopCo GmbH & Co KG | Telefónica Deutschland Holding A.G.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	8.24%
UGG TopCo GmbH & Co KG | Telefónica Infra Germany GmbH Broadband telecommunications operator
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	40.00%
UGG HoldCo GmbH& Co KG
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	48.24%
Investments accounted for by the equity method	€ 0
UGG General Partner GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	48.24%
Investments accounted for by the equity method	€ 0
Unsere Grüne Glasfaser
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	48.24%
Investments accounted for by the equity method	€ 0
Daytona Midco SL.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	20.00%
Investments accounted for by the equity method	€ 0
Digital Data Centre BidCo, SLU.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	20.00%
Investments accounted for by the equity method	€ 4
Telefonica Renting, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 0
Opal Holdco Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method | £											0
Opal Jvco Limited (nexfibre)
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	25.00%
Investments accounted for by the equity method | £											£ 0
Utiq, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	25.00%
Investments accounted for by the equity method	€ 14